LOANS RECEIVABLE (Tables)	12 Months Ended
Nov. 30, 2020
Loans Receivable [Abstract]
Schedule of loans receivable including accrued interest

As at November 30, 2020, the current loans receivable including accrued interest is as follows:

	Waterproof	Participant Games	Installment Entertainment	Total
	$	$	$	$
Balance November 30, 2018	104,552	199,806	126,937	431,295
Reclassified as long-term	-	(199,806)	(126,937)	(326,743)
Accrued interest income	8,137	-	-	8,137
Repayments received	(17,807)	-	-	(17,807)

Balance November 30, 2019	94,882	-	-	94,882
Accrued interest income	416	-	-	416
Repayments received	(95,298)	-	-	(95,298)

Balance November 30, 2020	-	-	-	-

As at November 30, 2020, the long-term loans receivable including accrued interest are as follows:

	Participant Games	Installment Entertainment	Total
	$	$	$
Balance November 30, 2018	-	-	-
Reclassified from current	199,806	126,937	326,743
Accrued interest income	32,120	20,405	52,525
Expected credit loss	(115,963)	(29,468)	(145,431)

Balance November 30, 2019	115,963	117,874	233,837
Accrued interest income	37,391	23,755	61,146
Expected credit loss	(86,026)	(98,855)	(184,881)

Balance November 30, 2020	67,328	42,774	110,102